Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Operations
Net loss	$ (27,163,617)	$ (21,653,049)
Adjustments to reconcile net loss to cash flow from operating activities:
Depreciation - Property, plant and equipment	405,750	191,570
Depreciation - Right-of-use assets	409,665	263,162
Lease interest expenses	92,271	88,466
Financing interest expenses	29,307	0
Reclamation accretion expenses	944,850	1,238,099
Reclamation expenditures	(1,985,571)	(2,269,653)
Unrealized foreign exchange loss	150,254	22,466
Share-based payment	2,272,266	1,632,183
Net change in non-cash working capital items:
Receivables, prepaid expenses and other assets	(149,216)	203,640
Loan receivable	(178,248)
Lease liabilities	(96,944)	(87,728)
Financing liabilities	63,694
Trade and other payables	1,894,934	186,310
Due to related parties	307,080	35,711
Cash flow used in operating activities	(23,003,525)	(20,148,823)
Investing
Additions to property, plant and equipment	(421,228)	(877,084)
Short and long-term investments	1,867,984	231,214
Property acquisition costs	(221,674)	(4,957,169)
Cash flow provided by (used in) investing activities	1,225,082	(5,603,039)
Financing
Issuance of common shares	30,393,408	44,385,695
Share issue costs	(2,482,307)	(2,520,708)
Lease principal payments	(362,355)	(210,319)
Financing principal payments	(93,001)
Cash flow provided by financing activities	27,455,745	41,654,668
Increase in cash and cash equivalents	5,677,302	15,902,806
Cash and cash equivalents at beginning of year	31,323,346	15,420,540
Cash and cash equivalents at end of year	$ 37,000,648	$ 31,323,346